N-2 - $ / shares			6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key			0000316762
Amendment Flag			false
Entity Inv Company Type			N-2
Document Type			N-CSRS
Entity Registrant Name			TRIDAN CORP.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

4.	Common Stock, Share Redemption Plan and Net Asset Values

At October 31, 2023 and 2022, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to 18,919 shares outstanding common stock, at October 31, 2023 and 2022. The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, as of the end of the Company’s fiscal quarter in which the request for redemption is received. At October 31, 2023 and 2022, there were 117,398.7423 shares, for both periods ended, which have been redeemed under this plan.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period. The net asset values per share and the shares outstanding are as follows:

	October 31,
	2023	2022

Net asset value	$11.07	$11.10
Shares outstanding at:
October 31, 2023	2,998,460.3712
October 31, 2022	3,052,370.3712

Security Preemptive and Other Rights [Text Block]

The Company has a share redemption plan applicable to 18,919 shares outstanding common stock, at October 31, 2023 and 2022. The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, as of the end of the Company’s fiscal quarter in which the request for redemption is received. At October 31, 2023 and 2022, there were 117,398.7423 shares, for both periods ended, which have been redeemed under this plan.

Outstanding Securities [Table Text Block]

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period. The net asset values per share and the shares outstanding are as follows:

	October 31,
	2023	2022

Net asset value	$11.07	$11.10
Shares outstanding at:
October 31, 2023	2,998,460.3712
October 31, 2022	3,052,370.3712

Document Period End Date			Oct. 31, 2023
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 11.07	$ 11.10	$ 11.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common stock
Outstanding Security, Authorized [Shares]	6,000,000	6,000,000
Outstanding Security, Held [Shares]	200,639.6288	146,729.6288
Outstanding Security, Not Held [Shares]	2,998,460.3712	3,052,370.3712